Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000170217
Shareholder Report [Line Items]
Fund Name	Global X Millennial Consumer ETF
Class Name	Global X Millennial Consumer ETF
Trading Symbol	MILN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/miln
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 120,814,578
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 300,858
InvestmentCompanyPortfolioTurnover	10.29%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.8%
Repurchase Agreement	0.8%
Singapore	4.1%
United States	95.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sea ADR	3.7%
Netflix	3.4%
Intuit	3.4%
Walt Disney	3.4%
Booking Holdings	3.2%
Uber Technologies	3.2%
Spotify Technology	3.1%
Meta Platforms, Cl A	3.1%
DoorDash, Cl A	3.1%
PayPal Holdings	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/miln
C000170216
Shareholder Report [Line Items]
Fund Name	Global X Aging Population ETF
Class Name	Global X Aging Population ETF
Trading Symbol	AGNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/agng
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 56,793,561
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 146,302
InvestmentCompanyPortfolioTurnover	8.97%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.1%
Italy	0.4%
Canada	0.7%
Australia	0.9%
Germany	1.3%
South Korea	2.2%
Belgium	3.4%
United Kingdom	4.1%
China	4.8%
Denmark	5.0%
Switzerland	5.4%
Japan	7.1%
United States	63.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Chugai Pharmaceutical	3.2%
Edwards Lifesciences	3.2%
Boston Scientific	3.2%
Stryker	3.1%
Welltower	3.1%
UCB	3.1%
AstraZeneca PLC ADR	3.1%
Roche Holding	3.0%
Novo Nordisk, Cl B	3.0%
AbbVie	2.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/agng
C000171851
Shareholder Report [Line Items]
Fund Name	Global X FinTech ETF
Class Name	Global X FinTech ETF
Trading Symbol	FINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/finx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$32	0.68%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.68%
AssetsNet	$ 281,145,559
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,009,694
InvestmentCompanyPortfolioTurnover	6.75%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.4%
Canada	0.4%
South Korea	0.8%
China	1.0%
Switzerland	1.3%
Brazil	1.3%
Australia	1.6%
Italy	1.7%
United Kingdom	3.5%
New Zealand	4.1%
Repurchase Agreements	5.7%
Netherlands	6.1%
United States	76.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Intuit	7.2%
Coinbase Global, Cl A	6.6%
Fidelity National Information Services	6.5%
Adyen	6.1%
PayPal Holdings	5.9%
Toast, Cl A	4.7%
Block, Cl A	4.5%
Fiserv	4.3%
SS&C Technologies Holdings	4.1%
Xero	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/finx/
C000171852
Shareholder Report [Line Items]
Fund Name	Global X Internet of Things ETF
Class Name	Global X Internet of Things ETF
Trading Symbol	SNSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/snsr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 216,683,045
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 755,161
InvestmentCompanyPortfolioTurnover	12.11%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.0%
Canada	0.3%
United Kingdom	0.3%
Norway	1.2%
Japan	1.2%
France	1.2%
Austria	1.3%
Netherlands	1.8%
Switzerland	2.9%
Singapore	5.8%
Taiwan	10.1%
United States	73.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dexcom	6.5%
Samsara, Cl A	6.2%
STMicroelectronics	5.8%
Garmin	5.5%
Skyworks Solutions	5.5%
Advantech	4.9%
Badger Meter	3.6%
ADT	3.4%
Lattice Semiconductor	3.1%
eMemory Technology	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/snsr/
C000171853
Shareholder Report [Line Items]
Fund Name	Global X Robotics & Artificial Intelligence ETF
Class Name	Global X Robotics & Artificial Intelligence ETF
Trading Symbol	BOTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/botz/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,549,021,830
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 8,718,933
InvestmentCompanyPortfolioTurnover	9.47%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Norway	0.8%
United Kingdom	1.1%
Canada	1.2%
Finland	2.1%
South Korea	2.9%
Repurchase Agreements	4.9%
China	5.5%
Switzerland	9.3%
Japan	30.3%
United States	46.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	9.8%
ABB	8.2%
Intuitive Surgical	8.2%
Keyence	8.2%
FANUC	7.4%
SMC	4.6%
Dynatrace	4.6%
Daifuku	4.4%
Pegasystems	3.6%
Yaskawa Electric	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/botz/
C000178804
Shareholder Report [Line Items]
Fund Name	Global X U.S. Infrastructure Development ETF
Class Name	Global X U.S. Infrastructure Development ETF
Trading Symbol	PAVE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pave
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$22	0.47%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.47%
AssetsNet	$ 8,178,707,381
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 19,467,867
InvestmentCompanyPortfolioTurnover	9.48%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Future	0.0%
Short-Term Investment	0.1%
Repurchase Agreement	0.1%
Consumer Discretionary	0.6%
Information Technology	2.2%
Utilities	3.3%
Materials	20.0%
Industrials	73.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.2%
Fastenal	3.5%
Trane Technologies PLC	3.4%
Deere	3.4%
Parker-Hannifin	3.1%
Quanta Services	3.1%
Norfolk Southern	3.1%
Sempra	3.0%
CSX	3.0%
Emerson Electric	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pave
C000198888
Shareholder Report [Line Items]
Fund Name	Global X Autonomous & Electric Vehicles ETF
Class Name	Global X Autonomous & Electric Vehicles ETF
Trading Symbol	DRIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/driv
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
AssetsNet	$ 294,458,491
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,159,801
InvestmentCompanyPortfolioTurnover	22.39%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.3%
Singapore	1.3%
Netherlands	1.6%
Taiwan	2.3%
France	2.4%
Australia	2.9%
Canada	3.0%
Germany	3.3%
South Korea	6.9%
Repurchase Agreements	10.5%
China	11.3%
Japan	15.9%
United States	45.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	3.5%
NVIDIA	3.3%
Toyota Motor	3.1%
Alphabet, Cl A	2.9%
QUALCOMM	2.8%
Honeywell International	2.8%
Tesla	2.8%
Nexteer Automotive Group	2.1%
Intel	2.1%
XPeng ADR, Cl A	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/driv
C000198548
Shareholder Report [Line Items]
Fund Name	Global X Artificial Intelligence & Technology ETF
Class Name	Global X Artificial Intelligence & Technology ETF
Trading Symbol	AIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aiq/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,209,293,808
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 9,794,368
InvestmentCompanyPortfolioTurnover	13.21%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.2%
Brazil	0.5%
Israel	0.5%
Repurchase Agreements	0.9%
Netherlands	1.1%
Japan	2.5%
Ireland	2.6%
Canada	2.9%
Germany	3.0%
Taiwan	3.5%
South Korea	4.6%
China	8.8%
United States	68.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	4.0%
Netflix	3.7%
Palantir Technologies, Cl A	3.5%
Alibaba Group Holding ADR	3.3%
Samsung Electronics	3.3%
Microsoft	3.1%
Meta Platforms, Cl A	3.1%
Cisco Systems	3.1%
Broadcom	3.1%
International Business Machines	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aiq/
C000203266
Shareholder Report [Line Items]
Fund Name	Global X Genomics & Biotechnology ETF
Class Name	Global X Genomics & Biotechnology ETF
Trading Symbol	GNOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gnom/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$21	0.50%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.50%
AssetsNet	$ 41,016,761
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 148,184
InvestmentCompanyPortfolioTurnover	21.30%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Netherlands	1.0%
United Kingdom	2.2%
China	2.5%
Switzerland	4.0%
Germany	4.2%
Repurchase Agreements	5.1%
United States	86.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alnylam Pharmaceuticals	5.4%
Illumina	4.6%
QIAGEN	4.5%
Natera	4.5%
Avidity Biosciences	4.3%
Moderna	4.3%
Bio-Techne	4.1%
CRISPR Therapeutics	4.0%
BioMarin Pharmaceutical	4.0%
Ultragenyx Pharmaceutical	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gnom/
C000210838
Shareholder Report [Line Items]
Fund Name	Global X Cloud Computing ETF
Class Name	Global X Cloud Computing ETF
Trading Symbol	CLOU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clou/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
AssetsNet	$ 337,062,113
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,176,824
InvestmentCompanyPortfolioTurnover	5.54%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Repurchase Agreement	0.1%
Japan	0.3%
China	1.9%
Sweden	2.0%
Israel	3.3%
Canada	4.2%
United States	88.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Snowflake, Cl A	4.7%
Box, Cl A	4.6%
Zscaler	4.6%
Twilio, Cl A	4.6%
Paycom Software	4.3%
Shopify, Cl A	4.2%
Qualys	4.1%
Procore Technologies	4.0%
Digital Realty Trust	4.0%
ServiceNow	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clou/
C000214985
Shareholder Report [Line Items]
Fund Name	Global X Cybersecurity ETF
Class Name	Global X Cybersecurity ETF
Trading Symbol	BUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bug/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,082,160,213
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,234,687
InvestmentCompanyPortfolioTurnover	23.28%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	1.1%
South Korea	1.5%
Canada	5.0%
Japan	7.8%
Israel	9.0%
United States	76.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Zscaler	6.8%
Crowdstrike Holdings, Cl A	6.1%
Check Point Software Technologies	6.0%
Palo Alto Networks	5.8%
Rubrik, Cl A	5.7%
Fortinet	5.5%
Okta, Cl A	5.2%
BlackBerry	5.0%
Varonis Systems, Cl B	4.7%
Gen Digital	4.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bug/
C000214548
Shareholder Report [Line Items]
Fund Name	Global X Dorsey Wright Thematic ETF
Class Name	Global X Dorsey Wright Thematic ETF
Trading Symbol	GXDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Dorsey Wright Thematic ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxdw/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxdw/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dorsey Wright Thematic ETF	$24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 9,774,387
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 30,467
InvestmentCompanyPortfolioTurnover	106.05%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	10.4%
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Artificial Intelligence & Technology ETFFootnote Reference**	20.4%
Global X US Infrastructure Development ETFFootnote Reference**	20.2%
Global X Millennial Consumer ETFFootnote Reference**	20.1%
Global X E-commerce ETFFootnote Reference**	20.1%
Global X Cybersecurity ETFFootnote Reference**	19.2%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxdw/
C000214539
Shareholder Report [Line Items]
Fund Name	Global X Video Games & Esports ETF
Class Name	Global X Video Games & Esports ETF
Trading Symbol	HERO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hero/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
AssetsNet	$ 146,710,664
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 270,176
InvestmentCompanyPortfolioTurnover	11.14%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.4%
France	1.3%
Taiwan	4.0%
Poland	4.1%
Sweden	6.1%
Repurchase Agreements	8.9%
South Korea	11.8%
China	12.5%
United States	23.3%
Japan	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Konami Group	7.6%
Nintendo	6.9%
ROBLOX, Cl A	6.5%
NetEase ADR	6.0%
Take-Two Interactive Software	6.0%
Square Enix Holdings	5.9%
Capcom	5.2%
Electronic Arts	5.0%
Nexon	4.8%
Unity Software	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hero/
C000220776
Shareholder Report [Line Items]
Fund Name	Global X HealthTech ETF
Class Name	Global X HealthTech ETF
Trading Symbol	HEAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X HealthTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/heal/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/heal/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X HealthTech ETF	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 38,362,162
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 117,732
InvestmentCompanyPortfolioTurnover	55.22%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.2%
Canada	0.6%
Sweden	0.7%
Short-Term Investment	2.4%
Repurchase Agreement	2.5%
China	2.7%
Denmark	3.2%
Netherlands	3.5%
Australia	4.6%
United States	84.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hims & Hers Health	5.4%
Insulet	4.9%
Veeva Systems, Cl A	4.6%
Pro Medicus	4.6%
TransMedics Group	4.4%
Dexcom	4.1%
Intuitive Surgical	4.1%
ResMed	4.0%
GE HealthCare Technologies	3.9%
Masimo	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/heal/
C000222117
Shareholder Report [Line Items]
Fund Name	Global X CleanTech ETF
Class Name	Global X CleanTech ETF
Trading Symbol	CTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X CleanTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ctec/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X CleanTech ETF	$24	0.50%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 19,021,188
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 66,792
InvestmentCompanyPortfolioTurnover	23.15%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Turkey	1.6%
Canada	2.0%
U.S. Treasury Obligation	2.5%
Switzerland	3.4%
United Kingdom	5.5%
Sweden	5.6%
Denmark	6.1%
Taiwan	6.2%
Germany	6.6%
South Korea	10.1%
Repurchase Agreements	14.4%
China	14.6%
United States	38.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NEXTracker, Cl A	7.3%
First Solar	6.9%
Vestas Wind Systems	6.1%
Samsung SDI	5.9%
Nibe Industrier, Cl B	5.6%
Johnson Matthey PLC	5.5%
Nordex	5.2%
China Everbright Environment Group	5.0%
Simplo Technology	4.3%
Enphase Energy	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ctec/
C000222332
Shareholder Report [Line Items]
Fund Name	Global X Data Center & Digital Infrastructure ETF
Class Name	Global X Data Center & Digital Infrastructure ETF
Trading Symbol	DTCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dtcr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 245,311,884
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 508,440
InvestmentCompanyPortfolioTurnover	17.64%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Switzerland	0.7%
Indonesia	1.6%
South Korea	2.7%
Australia	3.9%
Hong Kong	4.5%
Taiwan	4.6%
Singapore	4.7%
China	7.5%
Repurchase Agreements	10.9%
United States	69.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower	13.6%
Equinix	11.3%
Digital Realty Trust	11.2%
Crown Castle	10.0%
SBA Communications, Cl A	5.0%
GDS Holdings ADR	4.8%
Keppel DC REIT	4.7%
China Tower, Cl H	4.5%
NEXTDC	3.9%
Winbond Electronics	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dtcr/
C000226290
Shareholder Report [Line Items]
Fund Name	Global X Clean Water ETF
Class Name	Global X Clean Water ETF
Trading Symbol	AQWA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aqwa
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 10,635,050
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 25,162
InvestmentCompanyPortfolioTurnover	6.41%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Saudi Arabia	0.5%
Singapore	0.8%
U.S. Treasury Obligation	1.9%
South Korea	1.9%
Japan	3.0%
China	4.8%
Brazil	5.4%
United Kingdom	10.4%
United States	72.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
American Water Works	8.7%
Pentair PLC	7.8%
Ferguson Enterprises	7.6%
Xylem	7.4%
Core & Main, Cl A	5.5%
United Utilities Group PLC	5.4%
Severn Trent PLC	5.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.9%
Essential Utilities	4.7%
A O Smith	4.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aqwa
C000228454
Shareholder Report [Line Items]
Fund Name	Global X AgTech & Food Innovation ETF
Class Name	Global X AgTech & Food Innovation ETF
Trading Symbol	KROP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krop/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 8,833,969
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 17,851
InvestmentCompanyPortfolioTurnover	16.75%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.1%
Saudi Arabia	0.3%
Indonesia	0.3%
Switzerland	0.3%
Philippines	0.3%
Argentina	0.9%
Australia	2.5%
Repurchase Agreement	2.6%
Germany	3.5%
Japan	12.3%
Canada	12.8%
China	14.3%
United States	52.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Corteva	12.6%
Nutrien	12.5%
Kubota	12.3%
Deere	11.6%
Hebei Yangyuan Zhihui Beverage, Cl A	4.7%
Cheng De Lolo, Cl A	4.7%
FMC	4.6%
Yuan Longping High-tech Agriculture, Cl A	4.6%
CNH Industrial	4.2%
AGCO	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krop/
C000228456
Shareholder Report [Line Items]
Fund Name	Global X Blockchain ETF
Class Name	Global X Blockchain ETF
Trading Symbol	BKCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bkch/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$20	0.50%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.50%
AssetsNet	$ 146,810,388
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 402,927
InvestmentCompanyPortfolioTurnover	24.15%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Jersey	0.4%
Germany	1.6%
China	3.3%
Australia	5.3%
Canada	10.6%
Repurchase Agreements	30.3%
United States	78.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Coinbase Global, Cl A	12.9%
Riot Platforms	11.4%
MARA Holdings	10.8%
Cleanspark	7.9%
Applied Digital	6.0%
Iris Energy	5.3%
Core Scientific	5.3%
Bitdeer Technologies Group, Cl A	5.0%
Galaxy Digital Holdings	5.0%
TeraWulf	4.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bkch/
C000228457
Shareholder Report [Line Items]
Fund Name	Global X Hydrogen ETF
Class Name	Global X Hydrogen ETF
Trading Symbol	HYDR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hydr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$21	0.50%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.50%
AssetsNet	$ 26,626,612
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 77,736
InvestmentCompanyPortfolioTurnover	23.19%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Singapore	0.3%
France	0.3%
Japan	2.1%
China	2.7%
Canada	4.1%
Sweden	4.5%
Norway	5.5%
Germany	11.0%
South Korea	14.5%
United Kingdom	15.3%
Repurchase Agreements	26.9%
United States	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Plug Power	13.8%
Bloom Energy, Cl A	11.1%
SFC Energy	11.0%
Doosan Fuel Cell	8.5%
ITM Power PLC	5.6%
FuelCell Energy	5.6%
PowerCell Sweden	4.5%
Ceres Power Holdings PLC	4.5%
NEL	4.2%
Iljin Hysolus ltd	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hydr/
C000229136
Shareholder Report [Line Items]
Fund Name	Global X Solar ETF
Class Name	Global X Solar ETF
Trading Symbol	RAYS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Solar ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rays. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rays
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Solar ETF	$23	0.50%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%
AssetsNet	$ 4,174,197
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 13,221
InvestmentCompanyPortfolioTurnover	22.32%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.3%
Taiwan	0.4%
Canada	0.6%
Turkey	0.7%
Germany	0.8%
Repurchase Agreement	0.9%
Spain	1.0%
South Africa	1.4%
South Korea	2.9%
United States	27.2%
China	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NEXTracker, Cl A	8.2%
LONGi Green Energy Technology, Cl A	8.2%
Sungrow Power Supply, Cl A	8.0%
First Solar	7.6%
Enphase Energy	6.9%
TCL Zhonghuan Renewable Energy Technology, Cl A	4.2%
Zhejiang Chint Electrics, Cl A	4.1%
Ningbo Deye Technology, Cl A	3.7%
JA Solar Technology, Cl A	3.0%
Shenzhen SC New Energy Technology, Cl A	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rays
C000229137
Shareholder Report [Line Items]
Fund Name	Global X Wind Energy ETF
Class Name	Global X Wind Energy ETF
Trading Symbol	WNDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Wind Energy ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/wndy/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/wndy/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Wind Energy ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,518,469
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,135
InvestmentCompanyPortfolioTurnover	30.13%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Turkey	0.3%
Italy	1.3%
South Korea	1.4%
United States	1.4%
India	2.0%
Spain	4.3%
Germany	4.6%
Canada	15.0%
Denmark	26.8%
China	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Orsted	13.0%
Vestas Wind Systems	11.2%
China Three Gorges Renewables Group, Cl A	10.9%
Northland Power,	6.9%
Boralex, Cl A	4.8%
Nordex	4.6%
China Longyuan Power Group, Cl H	4.4%
EDP Renovaveis	4.3%
Ming Yang Smart Energy Group, Cl A	4.2%
Jiangsu New Energy Development, Cl A	3.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/wndy/
C000241147
Shareholder Report [Line Items]
Fund Name	Global X PropTech ETF
Class Name	Global X PropTech ETF
Trading Symbol	PTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X PropTech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ptec/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ptec/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X PropTech ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,784,222
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,330
InvestmentCompanyPortfolioTurnover	9.06%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.6%
Switzerland	2.6%
Sweden	3.3%
United Kingdom	5.6%
Australia	6.9%
China	7.5%
U.S. Treasury Obligation	9.8%
Germany	12.6%
United States	60.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.23%, 7/1/2025	9.8%
CoStar Group	8.8%
Guidewire Software	8.6%
Zillow Group, Cl C	7.3%
Airbnb, Cl A	7.2%
KE Holdings ADR	7.2%
Scout24	6.3%
Rightmove PLC	5.6%
ADT	5.2%
Nemetschek	5.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ptec/
C000243865
Shareholder Report [Line Items]
Fund Name	Global X Defense Tech ETF
Class Name	Global X Defense Tech ETF
Trading Symbol	SHLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/shld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$31	0.50%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.50%
AssetsNet	$ 2,274,558,006
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,810,672
InvestmentCompanyPortfolioTurnover	20.95%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.0%
Repurchase Agreements	0.1%
Australia	0.4%
Turkey	0.5%
Israel	2.7%
Sweden	4.7%
Italy	4.8%
France	6.4%
South Korea	7.0%
Germany	10.1%
United Kingdom	11.4%
United States	51.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Rheinmetall	8.5%
BAE Systems PLC	8.3%
Lockheed Martin	7.8%
Palantir Technologies, Cl A	7.7%
General Dynamics	7.5%
Leonardo	4.8%
Saab, Cl B	4.7%
Thales	4.6%
L3Harris Technologies	4.5%
Northrop Grumman	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/shld/
C000249893
Shareholder Report [Line Items]
Fund Name	Global X Infrastructure Development ex-U.S. ETF
Class Name	Global X Infrastructure Development ex-U.S. ETF
Trading Symbol	IPAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ipav
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 3,408,223
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 6,624
InvestmentCompanyPortfolioTurnover	37.98%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	14.7%
Luxembourg	2.6%
Taiwan	2.8%
Germany	2.8%
Sweden	4.4%
Spain	4.8%
South Korea	5.2%
United States	6.3%
Italy	6.4%
France	6.6%
Canada	8.1%
Japan	14.4%
India	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Prysmian	3.2%
Komatsu	3.1%
Cellnex Telecom	3.1%
Tata Steel	3.1%
Larsen & Toubro	3.0%
Nippon Steel	3.0%
Ferrovial	3.0%
Vinci	3.0%
Shin-Etsu Chemical	3.0%
Canadian Pacific Kansas City	3.0%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ipav